Financial Instruments Financing Receivables (Detail) $ in Thousands	Sep. 30, 2020 USD ($) lease SecurityLoan vessel
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Originated in Current Fiscal Year	$ 15,453
Financing Receivable, Originated Two Years before Latest Fiscal Year	212,312
Financing Receivable, Originated Four Years before Latest Fiscal Year	73,375
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	387,602
Financing Receivable, before Allowance for Credit Loss	688,742
Performing Financial Instruments [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Net Investment in Lease, Originated in Current Fiscal Year	15,453
Net Investment in Lease, Originated Two Years before Latest Fiscal Year	0
Net Investment in Lease, Originated Four Years before Latest Fiscal Year	0
Net Investment in Lease, Originated Five or More Years before Latest Fiscal Year	0
Net Investment in Lease, Total	$ 15,453
Teekay Parent
Financing Receivable, Credit Quality Indicator [Line Items]
Number of direct financing and sales-type leases | lease	1
Teekay LNG
Financing Receivable, Credit Quality Indicator [Line Items]
Number of direct financing and sales-type leases | lease	3
Number of loans to equity-accounted joint ventures | SecurityLoan	2
Sales-Type or Direct Financing [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Net Investment in Lease, Originated in Current Fiscal Year	$ 0
Net Investment in Lease, Originated Two Years before Latest Fiscal Year	212,312
Net Investment in Lease, Originated Four Years before Latest Fiscal Year	0
Net Investment in Lease, Originated Five or More Years before Latest Fiscal Year	335,336
Net Investment in Lease, Total	547,648
Sales-Type or Direct Financing [Member] | Teekay Tangguh Joint Venture [Member] | Performing Financial Instruments [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Net Investment in Lease, Originated in Current Fiscal Year	0
Net Investment in Lease, Originated Two Years before Latest Fiscal Year	0
Net Investment in Lease, Originated Four Years before Latest Fiscal Year	0
Net Investment in Lease, Originated Five or More Years before Latest Fiscal Year	335,336
Net Investment in Lease, Total	335,336
Sales-Type or Direct Financing [Member] | Bahrain LNG Joint Venture [Member] | Performing Financial Instruments [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Net Investment in Lease, Originated in Current Fiscal Year	0
Net Investment in Lease, Originated Two Years before Latest Fiscal Year	212,312
Net Investment in Lease, Originated Four Years before Latest Fiscal Year	0
Net Investment in Lease, Originated Five or More Years before Latest Fiscal Year	0
Net Investment in Lease, Total	212,312
Loans Receivable [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Originated in Current Fiscal Year	0
Financing Receivable, Originated Two Years before Latest Fiscal Year	0
Financing Receivable, Originated Four Years before Latest Fiscal Year	73,375
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	52,266
Financing Receivable, before Allowance for Credit Loss	125,641
Exmar Lpg Bvba [Member] | Loans Receivable [Member] | Performing Financial Instruments [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Originated in Current Fiscal Year	0
Financing Receivable, Originated Two Years before Latest Fiscal Year	0
Financing Receivable, Originated Four Years before Latest Fiscal Year	0
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	52,266
Financing Receivable, before Allowance for Credit Loss	52,266
Bahrain LNG Joint Venture [Member] | Loans Receivable [Member] | Performing Financial Instruments [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Originated in Current Fiscal Year	0
Financing Receivable, Originated Two Years before Latest Fiscal Year	0
Financing Receivable, Originated Four Years before Latest Fiscal Year	73,375
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	0
Financing Receivable, before Allowance for Credit Loss	$ 73,375
LNG Carriers [Member] | Teekay LNG
Financing Receivable, Credit Quality Indicator [Line Items]
Number Of Vessels | vessel	3
FSU [Member] | Teekay LNG
Financing Receivable, Credit Quality Indicator [Line Items]
Number Of Vessels | lease	1
Sales-Type or Direct Financing [Member] | LNG Carriers [Member] | Teekay LNG
Financing Receivable, Credit Quality Indicator [Line Items]
Number Of Vessels | lease	18